INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2019	2018
Current tax (recovery) expense	$150,000	$-

	2019	2018
Loss for the year, before income taxes	$(59,118,859)	$(19,825,314)
Statutory tax rate	27%	27%
Recovery of income taxes computed at statutory rates	(15,961,000)	(5,353,000)
Share based payments	1,656,000	700,000
Mexican inflationary adjustments	139,000	-
Differing effective tax rate on loss in foreign jurisdiction	(1,610,000)	(433,000)
Impact of share issuance costs	(1,809,000)	(425,000)
Unrecognized deferred tax assets	15,208,000	6,111,000
Impact of foreign exchange and other	2,527,000	(600,000)
Total income tax expense	$150,000	$-

Disclosure of detailed information about deferred taxes [Table Text Block]
	2019	2018
Deferred income tax assets
Non-capital losses	$559,000	$-
Deferred income tax liabilities
Property, plant and equipment	(559,000)	-
Net deferred income tax asset (liability)	$-	$-

Disclosure of detailed information about deductible temporary differences for which no deferred tax assets have been recognized [Table Text Block]
	2019	2018
Non-capital losses	$13,755,000	$7,378,000
Exploration and evaluation assets	67,995,000	28,112,000
Financing fees	6,813,000	2,132,000
Other	533,000	139,000
Total	$89,096,000	$37,761,000